Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
Summary of marketable securities in equity securities with readily determinable market prices
Marketable securities in equity securities with readily determinable market prices consisted of the following as of December 31, 2021 and 2020:

Marketable equity securities at December 31, 2021
	Cost	Gross unrealized gains	Fair value
Common shares	$—	$—	$—

	Marketable equity securities at December 31, 2020
	Cost	Gross unrealized gains	Fair value
Common shares	$204,000	$866,000	$1,070,000

Summary of additional information about marketable securities
The following table presents additional information about marketable equity securities:

Marketable Equity Securities
Balance at January 1, 2020	$428,000
Sales of marketable equity securities	(29,000)
Realized gains on marketable equity securities	12,000
Unrealized gains on marketable equity securities	659,000

Balance at December 31, 2020	1,070,000
Sales of marketable equity securities	(1,467,000)
Realized gains on marketable equity securities	1,263,000
Unrealized losses on marketable equity securities	(866,000)

Balance at December 31, 2021	$—